UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2017

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2016 (unaudited)

Nuance Concentrated Value Fund

	Shares	Value
COMMON STOCKS - 81.4%
Consumer Staples - 8.4%
Diageo PLC - ADR	258,209	$30,091,677
Wal-Mart Stores, Inc.	127,314	9,290,102
		39,381,779
Energy - 14.5%
Frank's International N.V.	3,188,988	39,288,332
Schlumberger Ltd.	358,000	28,826,160
		68,114,492
Financials - 22.8%
BOK Financial Corp.	438,766	28,620,706
Charles Schwab Corp.	330,527	9,393,577
Commerce Bancshares, Inc.	195,762	9,257,585
M&T Bank Corp.	123,110	14,103,482
MetLife, Inc.	347,646	14,858,390
National Western Life Group, Inc. - Class A	8,305	1,570,808
Northern Trust Corp.	278,974	18,855,853
State Street Corp.	161,782	10,642,020
		107,302,421
Healthcare - 3.9%
Patterson Companies, Inc.	376,690	18,593,418
Industrials - 15.9%
Deere & Co.	240,507	18,689,799
Emerson Electric Co.	167,932	9,387,399
Heartland Express, Inc.	623,855	11,553,795
Hub Group, Inc. - Class A *	228,494	9,354,544
Lindsay Corp.	99,383	6,972,711
Rockwell Collins, Inc.	110,916	9,385,712
United Parcel Service, Inc. - Class B	86,158	9,313,680
		74,657,640
Information Technology - 1.0%
Cabot Microelectronics Corp.	93,872	4,939,545
Materials - 6.9%
H.B. Fuller Co.	302,475	14,083,236
Praxair, Inc.	158,900	18,518,206
		32,601,442
Utilities - 8.0%
National Fuel Gas Co.	665,495	37,607,122
Total Common Stocks
(Cost $357,809,519)		383,197,859

SHORT-TERM INVESTMENT - 18.7%
Fidelity Institutional Government Portfolio, Class I, 0.25%^
(Cost $88,135,173)	88,135,173	88,135,173

Total Investments - 100.1%
(Cost $445,944,692)		471,333,032
Other Assets and Liabilities, Net - (0.1)%		(568,236)
Total Net Assets - 100.0%		$470,764,796

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of July 31, 2016.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$383,197,859	$-	$-	$383,197,859
Short-Term Investment	88,135,173	-	-	88,135,173
Total Investments	$471,333,032	$-	$-	$471,333,032

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2016, the Fund recognized no transfers to/from all Levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2016 (unaudited)

Nuance Mid Cap Value Fund

	Shares	Value
COMMON STOCKS - 89.7%
Consumer Discretionary - 0.5%
Nordstrom, Inc.	16,883	$746,735
Consumer Staples - 0.5%
Sanderson Farms, Inc.	8,025	702,910
Energy - 11.3%
Dril-Quip, Inc. *	63,786	3,471,872
FMC Technologies, Inc. *	84,758	2,151,158
Frank's International N.V.	759,000	9,350,880
Halliburton Co.	16,859	736,064
National Oilwell Varco, Inc.	22,984	743,532
		16,453,506
Financials # - 25.8%
BB&T Corp.	19,514	719,481
BOK Financial Corp.	122,296	7,977,368
Charles Schwab Corp.	78,206	2,222,615
CNA Financial Corp.	44,722	1,423,501
Commerce Bancshares, Inc.	75,333	3,562,498
Corrections Corporation of America - REIT	22,092	708,049
Cullen/Frost Bankers, Inc.	10,484	711,759
M&T Bank Corp.	31,599	3,619,981
MetLife, Inc.	85,526	3,655,381
National Western Life Group, Inc. - Class A	8,301	1,570,051
Northern Trust Corp.	75,136	5,078,442
Rayonier, Inc. - REIT	26,583	723,589
State Street Corp.	63,770	4,194,791
Travelers Companies, Inc.	6,121	711,383
UMB Financial Corp.	13,005	720,607
		37,599,496
Healthcare - 10.5%
Patterson Companies, Inc.	101,441	5,007,128
Smith & Nephew - ADR	110,564	3,680,675
St. Jude Medical, Inc.	61,273	5,088,110
Varian Medical Systems, Inc. *	15,688	1,486,281
		15,262,194
Industrials - 21.4%
Deere & Co.	64,750	5,031,722
Dover Corp.	10,106	721,872
Emerson Electric Co.	38,776	2,167,578
Flowserve Corp.	45,574	2,180,716
Fluor Corp.	13,614	728,621
Heartland Express, Inc.	239,424	4,434,132
Hub Group, Inc. - Class A *	87,973	3,601,615
ITT, Inc.	67,190	2,130,595
J.B. Hunt Transport Services, Inc.	8,662	720,072
Lindsay Corp.	44,320	3,109,491
Norfolk Southern Corp.	7,783	698,758
Rockwell Collins, Inc.	42,701	3,613,359
W.W. Grainger, Inc.	6,573	1,438,501
Woodward, Inc.	12,379	724,667
		31,301,699

Information Technology - 2.0%
Cabot Microelectronics Corp.	29,093	1,530,874
TE Connectivity Ltd.	11,689	704,613
Xilinx, Inc.	14,849	758,487
		2,993,974
Materials - 8.8%
Compass Minerals International, Inc.	30,664	2,133,908
H.B. Fuller Co.	93,180	4,338,461
Monsanto Co.	6,806	726,676
Praxair, Inc.	30,564	3,561,928
Valspar Corp.	20,110	2,141,112
		12,902,085
Utilities - 8.9%
National Fuel Gas Co.	140,754	7,954,008
Piedmont Natural Gas Co.	83,892	5,016,742
		12,970,750
Total Common Stocks
(Cost $123,958,116)		130,933,349

SHORT-TERM INVESTMENT - 10.7%
Fidelity Institutional Government Portfolio, Class I, 0.25%^
(Cost $15,583,575)	15,583,575	15,583,575

Total Investments - 100.4%
(Cost $139,541,691)		146,516,924
Other Assets and Liabilities, Net - (0.4)%		(548,841)
Total Net Assets - 100.0%		$145,968,083

*	Non-income producing security
#
As of July 31, 2016, the Fund had a significant portion of its assets invested in this sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer finance and spending.

^	The rate shown is the annualized seven day effective yield as of July 31, 2016.
REIT-	Real Estate Investment Trust
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$130,933,349	$-	$-	$130,933,349
Short-Term Investment	15,583,575	-	-	15,583,575
Total Investments	$146,516,924	$-	$-	$146,516,924

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2016, the Fund recognized no transfers to/from all Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2016 (unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 81.6%
Consumer Staples - 8.2%
Diageo PLC - ADR (a)	9,479	$1,104,683
Wal-Mart Stores, Inc. (a)	4,984	363,682
		1,468,365
Energy - 14.7%
Frank's International N.V. (a)	125,566	1,546,973
Schlumberger Ltd. (a)	13,513	1,088,067
		2,635,040
Financials - 22.5%
BOK Financial Corp. (a)	16,613	1,083,666
Charles Schwab Corp. (a)	12,822	364,401
Commerce Bancshares, Inc. (a)	7,406	350,230
M&T Bank Corp. (a)	4,678	535,912
MetLife, Inc. (a)	12,494	533,993
National Western Life Group, Inc. - Class A	337	63,740
Northern Trust Corp. (a)	10,422	704,423
State Street Corp. (a)	6,237	410,270
		4,046,635
Healthcare - 4.0%
Patterson Companies, Inc. (a)	14,595	720,409

Industrials - 15.9%
Deere & Co. (a)	8,757	680,507
Emerson Electric Co. (a)	6,989	390,685
Heartland Express, Inc. (a)	24,945	461,982
Hub Group, Inc. - Class A (a) *	8,965	367,027
Lindsay Corp.	4,371	306,669
Rockwell Collins, Inc. (a)	4,094	346,434
United Parcel Service, Inc. - Class B	2,903	313,814
		2,867,118
Information Technology - 1.1%
Cabot Microelectronics Corp.	3,614	190,169

Materials - 7.1%
H.B. Fuller Co. (a)	11,524	536,558
Praxair, Inc. (a)	6,393	745,040
		1,281,598
Utilities - 8.1%
National Fuel Gas Co. (a)	25,785	1,457,110
Total Common Stocks
(Cost $13,488,966)		14,666,444

SHORT-TERM INVESTMENT - 17.5%
Fidelity Institutional Government Portfolio, Class I, 0.25% ^
(Cost $3,153,273)	3,153,273	3,153,273
Total Investments - 99.1%
(Cost $16,642,239)		17,819,717
Other Assets and Liabilities, Net - 0.9%		166,023
Total Net Assets - 100.0%		$17,985,740

(a)	All or a portion of this security is designated as collateral for securities sold short. As of July 31, 2016, the value of the collateral was $13,792,052.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of July 31, 2016.
ADR-	American Depositary Receipt

Schedule of Securities Sold Short July 31, 2016 (Unaudited)

Nuance Concentrated Value Long-Short Fund

	Shares	Value
COMMON STOCKS - 63.5%
Consumer Discretionary - 21.1%
Dollar General Corp.	7,510	$711,497
Dollar Tree, Inc. *	1,426	137,309
Home Depot Inc.	5,323	735,852
McDonalds Corp.	5,602	659,075
Newell Brands, Inc.	2,812	147,518
Restaurant Brands International, Inc.	3,050	136,426
Ross Stores, Inc.	12,676	783,757
TJX Companies, Inc.	4,158	339,792
Yum! Brands, Inc	1,642	146,828
		3,798,054
Consumer Staples - 12.1%
Altria Group, Inc.	10,458	708,007
Coca-Cola Co.	15,063	657,199
Kraft Heinz Co.	7,434	642,223
Tyson Foods, Inc. - Class A	2,246	165,306
		2,172,735
Financials - 15.9%
Boston Properties, Inc. - REIT	2,494	354,472
Equity Residential - REIT	2,088	141,963
Public Storage - REIT	2,817	673,038
Realty Income Corp. - REIT	10,767	769,517
Simon Property Group, Inc. - REIT	3,419	776,250
Welltower, Inc. - REIT	1,769	140,335
		2,855,575
Industrials - 4.8%
Republic Services, Inc.	2,773	142,144
Waste Management, Inc.	11,019	728,576
		870,720
Materials - 1.5%
Avery Dennison Corp.	1,787	139,189
Ball Corp.	1,870	132,153
		271,342
Utilities - 8.1%
Consolidated Edison, Inc.	4,205	336,737
Edison International	4,379	338,847
PG&E Corp.	2,194	140,284
WEC Energy Group, Inc.	4,770	309,621
Xcel Energy, Inc.	7,545	331,829
		1,457,318
Total Securities Sold Short
(Proceeds $10,746,304)		$11,425,744

*	Non-income producing security.
REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of July 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,666,444	$–	$–	$14,666,444
Short-Term Investment	3,153,273	-	–	3,153,273
Total Investments	$17,819,717	$–	$–	$17,819,717

Securities Sold Short
Common Stocks	$11,425,744	$–	$–	$11,425,744
Total Securities Sold Short	$11,425,744	$–	$–	$11,425,744

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
	Nuance Concentrated Value Fund	Nuance Mid Cap Value Fund	Nuance Concentrated Value Long- Short Fund
Cost of investments	$445,944,692	$139,541,691	$16,642,239

Gross unrealized appreciation	39,476,315	10,376,735	1,677,774

Gross unrealized depreciation	(14,087,975)	(3,401,502)	(500,296)

Net unrealized appreciation	$25,388,340	$6,975,233	$1,177,478

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  September 21, 2016

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  September 21, 2016